Label	Element	Value
Direxion Daily Regional Banks Bear 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001424958_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily Regional Banks Bear 3X Shares (WDRW)

Supplement dated August 14, 2015 to the

Prospectus and Statement of Additional Information (“SAI”) dated February 27, 2015,

as last supplemented August 7, 2015

Effective immediately, the benchmark index for the Direxion Daily Regional Banks Bull 3X Shares and the Direxion Daily Regional Banks Bear 3X Shares (each, a “Fund” and collectively, the “Funds”) will change as presented in the table below. All references to the Current Index in the Prospectus and SAI will be replaced with the New Index:

Fund	Current Index	New Index
Direxion Daily Regional Banks Bull 3X Shares	Dow Jones U.S. Select Regional Banks Index	Solactive Regional Bank Index
Direxion Daily Regional Banks Bear 3X Shares	Dow Jones U.S. Select Regional Banks Index	Solactive Regional Bank Index

Trading Symbols

The trading symbols for the Direxion Daily Regional Banks Bull 3X Shares and the Direxion Daily Regional Banks Bear 3X Shares are as follows:

Fund	Ticker Symbol
Direxion Daily Regional Banks Bull 3X Shares	DPST
Direxion Daily Regional Banks Bear 3X Shares	WDRW

For more information, please contact the Funds at (866) 476-7523.

Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Regional Banks Bear 3X Shares
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Index Description

The description of the Current Index in the Prospectus and SAI will be replaced with the following description of the corresponding New Index:

Solactive Regional Bank Index

The Index attempts to include the 50 largest regional banks in the United States. The Index utilizes each security’s free-float market capitalization to determine the largest regional banks. Additionally, each selected regional bank must have its primary listing on a regulated stock exchange in the U.S., must have a 3 month average daily trading volume of at least $1 million measured using composite average daily volume across all U.S. exchanges, must have a free-float market capitalization of at least $100 million and must be listed as a regional bank by a financial research firm. Once the 50 largest regional bank securities are determined, the holdings are then equal weighted. As of July 31, 2015, the Index had 50 components, with market capitalizations ranging from $1.9 billion to $22.9 billion. The median market capitalization of the Index’s components is $3.15 billion as of July 31, 2015. The Index is concentrated in the banking sector as of July 31, 2015, however, the components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In the summary section of the Funds’ Prospectus, on page 262 and page 270 for the Bull Fund and Bear Fund, respectively, the paragraph immediately following Table 1 under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:

The Index is not operational as of the date of this Prospectus and therefore historical Index volatility and performance are not available. In the future, historical Index volatility and performance will be presented in this section. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index such as swaps, may differ from the volatility of the Index.